Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Major Components of Other Assets and Liabilities [Table Text Block]

	2019	2020
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,141,075	¥1,191,690
Other	1,394,794	1,212,511
Investments in equity method investees	2,487,389	2,421,154
Prepaid benefit cost (Note 13)	839,757	729,199
Cash collateral pledged for derivative transactions (Note 9)	1,276,897	1,696,108
Cash collateral for the use of Bank of Japan’s settlement infrastructure	911,528	965,546
Accrued interest (1)	359,648	308,448
Deferred tax assets (Note 8) (1)	89,719	113,031
Right-of-use assets of operating leases (Note 7)	—	393,435
Other	2,990,462	4,077,577

Total	¥11,491,269	¥13,108,699

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,289,672	¥1,078,653
Other	1,308,733	1,251,260
Obligations to return securities received as collateral (Notes 15, 16 and 31) (1)	3,087,026	4,806,171
Accrued interest (1)	214,735	187,096
Deferred tax liabilities (Note 8)	624,062	541,368
Allowance for off-balance sheet credit instruments	119,307	56,995
Accrued benefit cost (Note 13)	65,690	92,225
Guarantees and indemnifications	45,346	39,601
Cash collateral received for derivative transactions (Note 9)	844,234	1,125,305
Obligations under operating leases (Note 7)	—	482,813
Accrued and other liabilities	3,061,462	3,562,359

Total	¥10,660,267	¥13,223,846

Note:
(1)	Certain reclassifications have been made to prior period to confirm to the current presentation.

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2019	2020
	(in billions)
Trading assets	¥29,392	¥29,484
Securities purchased under agreements to resell	10,718	11,405
Securities borrowed	15,416	7,868
Total assets	97,223	103,149
Deposits	19,948	25,601
Customer and other payables	21,431	21,556
Borrowings	21,165	21,206
Total liabilities	88,134	93,656
Noncontrolling interests	130	149

	2018	2019	2020
	(in billions)
Net revenues	¥4,354	¥4,365	¥4,415
Total non-interest expenses	3,133	3,170	3,275
Income from continuing operations before income taxes	1,221	1,195	1,140
Net income applicable to Morgan Stanley	759	944	903

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2019	2020
	(in billions)
Net loans	¥15,772	¥15,190
Total assets	28,910	29,255
Deposits	9,103	8,898
Total liabilities	23,423	24,025
Noncontrolling interests	1,135	1,005

	2018	2019	2020
	(in billions)
Total interest income	¥901	¥1,036	¥1,093
Total interest expense	329	430	419
Net interest income	572	606	674
Provision for credit losses	136	157	171
Income before income tax expense	337	205	366
Net income	229	135	285